Statements of Operations and Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 64,351	$ 46,655	$ 179,322	$ 196,174	$ 133,341
Cost of services	71,812	39,239	184,648	119,623	92,093
Affiliated Entities
Cost of services	278	574	2,189	1,859	4,122
Diagnostic test revenue
Total revenue	62,760	46,070	175,351	191,667	132,970
Diagnostic test revenue | Affiliated Entities
Total revenue	33	61	285	0	0
Other
Total revenue	1,591	585	3,971	4,507	371
Other | Affiliated Entities
Total revenue	$ 27	$ 0	$ 3	$ 1,180	$ 254